SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to March 31, 2024 to the date these consolidated financial statements were available to be issued and determined the following subsequent events and transactions required disclosure in these consolidated financial statements.

On May 8, 2024, the Company filed the amendment of Articles of Incorporation. The total amended authorized shares are 350,000,000 shares of capital stock, consisting of 300,000,000 shares of common stock, $0.001 par value and 50,000,000 shares of preferred stock, $0.001 par value per share.

Subsequent to March 31, 2024, an aggregate of 264,750 shares of series B preferred stock were converted into an aggregate of 529,500 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 29 shares of series C preferred stock were converted into an aggregate of 290,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 80,375 shares of series E preferred stock were converted into an aggregate of 160,750 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 438,500 shares of series I preferred stock were converted into an aggregate of 877,000 shares of common stock.

Subsequent to March 31, 2024, an aggregate of 171,359 shares of series J preferred stock were converted into an aggregate of 342,718 shares of common stock.